UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

  FDP BlackRock Capital Appreciation Fund

  FDP BlackRock Equity Dividend Fund

  FDP BlackRock International Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.1%

Automobiles — 0.9%
Tesla, Inc.(a)(b)	1,941	$620,887

Banks — 0.5%
First Republic Bank	3,229	338,980

Beverages — 2.5%
Constellation Brands, Inc., Class A	10,131	1,713,760

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.(b)	4,708	888,635

Capital Markets — 3.6%
CME Group, Inc.	5,976	1,087,094
S&P Global, Inc.	6,731	1,348,691

		2,435,785

Chemicals — 1.9%
Linde PLC	1,629	282,208
Sherwin-Williams Co.	2,332	1,010,222

		1,292,430

Construction Materials — 1.1%
Vulcan Materials Co.	6,513	725,939

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(b)	2,427	488,555

Entertainment — 4.8%
Electronic Arts, Inc.(b)	10,887	1,042,757
Netflix, Inc.(b)	6,089	2,180,471

		3,223,228

Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp.(b)	6,463	1,166,959

Health Care Equipment & Supplies — 8.2%
Align Technology, Inc.(b)	6,066	1,570,912
Becton Dickinson & Co.	5,688	1,415,117
Boston Scientific Corp.(b)	36,841	1,478,061
Intuitive Surgical, Inc.(a)(b)	2,065	1,130,815

		5,594,905

Health Care Providers & Services — 5.0%
Centene Corp.(a)(b)	17,769	1,081,954
UnitedHealth Group, Inc.	9,493	2,299,395

		3,381,349

Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	3,535	887,073

Industrial Conglomerates — 2.3%
Honeywell International, Inc.	4,345	669,434
Roper Technologies, Inc.	2,826	914,635

		1,584,069

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A(b)	2,025	2,281,264
Facebook, Inc., Class A(b)	7,509	1,212,328

Security	Shares	Value

Interactive Media & Services (continued)
IAC/InterActiveCorp(b)	4,135	$880,962
Tencent Holdings Ltd.	41,200	1,764,316

		6,138,870

Internet & Direct Marketing Retail — 13.4%
Alibaba Group Holding Ltd. - ADR(b)	2,208	404,130
Amazon.com, Inc.(b)	3,556	5,831,235
Booking Holdings, Inc.(b)	804	1,364,420
MercadoLibre, Inc.(b)	3,288	1,508,502

		9,108,287

IT Services — 10.6%
Mastercard, Inc., Class A	12,271	2,758,153
PayPal Holdings, Inc.(a)(b)	13,009	1,275,793
Visa, Inc., Class A(a)	21,377	3,166,361

		7,200,307

Life Sciences Tools & Services — 1.6%
Illumina, Inc.(b)	3,398	1,062,792

Machinery — 1.1%
Xylem, Inc.	10,252	774,539

Pharmaceuticals — 2.5%
Novartis AG - ADR	11,580	1,056,443
Zoetis, Inc.	6,628	624,557

		1,681,000

Professional Services — 3.2%
CoStar Group, Inc.(a)(b)	3,957	1,810,446
TransUnion	5,423	350,109

		2,160,555

Road & Rail — 1.7%
Union Pacific Corp.	7,009	1,175,409

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV - NY Shares	7,063	1,291,611
NVIDIA Corp.	4,063	626,758
Xilinx, Inc.	3,254	407,726

		2,326,095

Software — 16.6%
Adobe, Inc.(b)	6,593	1,730,663
Autodesk, Inc.(b)	5,781	942,361
Intuit, Inc.	7,049	1,742,019
Microsoft Corp.	30,285	3,392,829
salesforce.com, Inc.(b)	13,233	2,165,580
ServiceNow, Inc.(a)(b)	5,532	1,324,582

		11,298,034

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	9,209	789,488

Total Long-Term Investments — 100.1% (Cost — $49,691,768)		68,057,930

1

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 13.3%

Money Market — 13.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(c)(e)	28,621	$28,621
SL Liquidity Series, LLC, Money Market Series, 2.63%(c)(d)(e)	8,908,127	8,910,800

Total Money Market — 13.2% (Cost — $8,938,530)		8,939,421

Security	Par (000)	Value

Time Deposits — 0.1%

United States — 0.1%
JPMorgan Chase, New York, 2.40%, 12/31/49	$64	$64,142

Total Time Deposits — 0.1% (Cost — $64,142)		64,142

Total Short-Term Securities — 13.3% (Cost — $9,002,672)		9,003,563

Total Investments — 113.4% (Cost — $58,694,440)		77,061,493

Liabilities in Excess of Other Assets — (13.4)%		(9,105,283)

Net Assets — 100.0%		$67,956,210

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended February 28, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	562,638	(534,017)	28,621	$28,621	$9,790		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	8,908,127	8,908,127	8,910,800	1,547	(b)	523	891

				$8,939,421	$11,337		$523	$891

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

CME	Chicago Mercantile Exchange

S&P	S&P Global Ratings

2

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock Capital Appreciation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Automobiles	$620,887	$—	$—	$620,887
Banks	338,980	—	—	338,980
Beverages	1,713,760	—	—	1,713,760
Biotechnology	888,635	—	—	888,635
Capital Markets	2,435,785	—	—	2,435,785
Chemicals	1,292,430	—	—	1,292,430
Construction Materials	725,939	—	—	725,939
Diversified Financial Services	488,555	—	—	488,555
Entertainment	3,223,228	—	—	3,223,228
Equity Real Estate Investment Trusts (REITs)	1,166,959	—	—	1,166,959
Health Care Equipment & Supplies	5,594,905	—	—	5,594,905
Health Care Providers & Services	3,381,349	—	—	3,381,349
Hotels, Restaurants & Leisure	887,073	—	—	887,073
Industrial Conglomerates	1,584,069	—	—	1,584,069
Interactive Media & Services	4,374,554	1,764,316	—	6,138,870
Internet & Direct Marketing Retail	9,108,287	—	—	9,108,287
IT Services	7,200,307	—	—	7,200,307
Life Sciences Tools & Services	1,062,792	—	—	1,062,792
Machinery	774,539	—	—	774,539
Pharmaceuticals	1,681,000	—	—	1,681,000
Professional Services	2,160,555	—	—	2,160,555
Road & Rail	1,175,409	—	—	1,175,409
Semiconductors & Semiconductor Equipment	2,326,095	—	—	2,326,095
Software	11,298,034	—	—	11,298,034
Textiles, Apparel & Luxury Goods	789,488	—	—	789,488
Short-Term Securities:
Money Market Funds	28,621	—	—	28,621
Time Deposits	—	64,142	—	64,142

Subtotal	$66,322,235	$1,828,458	$—	$68,150,693

Investments Valued at NAV(a)				8,910,800

				$77,061,493

(a)	As of February 28, 2019, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended February 28, 2019, there were no transfers between levels.

3

Schedule of Investments (unaudited) February 28, 2019	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.5%

Aerospace & Defense — 1.7%
BAE Systems PLC	58,269	$359,268
Lockheed Martin Corp.	1,158	358,297
Northrop Grumman Corp.	1,073	311,127

		1,028,692

Banks — 13.5%
Bank of America Corp.	63,791	1,855,042
Citigroup, Inc.	30,972	1,981,589
JPMorgan Chase & Co.	20,782	2,168,810
Wells Fargo & Co.	44,806	2,235,371

		8,240,812

Beverages — 2.4%
Constellation Brands, Inc., Class A	2,175	367,923
Diageo PLC	11,758	455,319
PepsiCo, Inc.	5,332	616,592

		1,439,834

Building Products — 1.2%
Johnson Controls International PLC	14,625	515,824
Masco Corp.	5,830	218,975

		734,799

Capital Markets — 3.8%
Charles Schwab Corp.	5,356	246,429
Goldman Sachs Group, Inc.	2,841	558,825
Morgan Stanley	18,661	783,389
State Street Corp.	10,060	723,012

		2,311,655

Chemicals — 0.9%
DowDuPont, Inc.	9,855	524,582

Communications Equipment — 0.9%
Motorola Solutions, Inc.	3,970	568,186

Construction Materials — 0.6%
CRH PLC	12,345	390,799

Containers & Packaging — 0.2%
International Paper Co.	3,145	144,104

Diversified Financial Services — 0.6%
AXA Equitable Holdings, Inc.	20,723	396,224

Diversified Telecommunication Services — 4.4%
BCE, Inc.	3,563	158,554
Verizon Communications, Inc.	44,199	2,515,807

		2,674,361

Electric Utilities — 2.2%
FirstEnergy Corp.	22,082	899,842
NextEra Energy, Inc.	2,242	420,868

		1,320,710

Security	Shares	Value

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	5,434	$143,349

Food Products — 2.3%
Conagra Brands, Inc.	9,320	217,808
Kellogg Co.	5,572	313,481
Mondelez International, Inc., Class A	5,251	247,637
Nestle SA, Registered Shares	6,737	609,388

		1,388,314

Health Care Equipment & Supplies — 4.1%
Koninklijke Philips NV	32,580	1,296,430
Medtronic PLC	13,621	1,232,701

		2,529,131

Health Care Providers & Services — 5.4%
Anthem, Inc.	4,182	1,257,653
Cardinal Health, Inc.	2,505	136,122
CVS Health Corp.	8,470	489,820
Humana, Inc.	1,762	502,240
McKesson Corp.	3,723	473,417
Quest Diagnostics, Inc.	1,050	90,878
UnitedHealth Group, Inc.	1,575	381,496

		3,331,626

Household Durables — 0.5%
Newell Brands, Inc.	18,245	296,116

Household Products — 0.8%
Procter & Gamble Co.	4,688	462,002

Industrial Conglomerates — 1.9%
3M Co.	1,799	373,095
General Electric Co.	17,568	182,531
Honeywell International, Inc.	1,274	196,285
Siemens AG, Registered Shares	3,909	427,032

		1,178,943

Insurance — 7.7%
American International Group, Inc.	24,863	1,074,082
Arthur J Gallagher & Co.	7,387	593,028
Marsh & McLennan Cos., Inc.	6,140	571,143
MetLife, Inc.	27,138	1,226,366
Travelers Cos., Inc.	5,153	684,885
Willis Towers Watson PLC	3,154	542,551

		4,692,055

1

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	9,826	$697,449

Leisure Products — 0.3%
Mattel, Inc.(a)	12,869	185,571

Machinery — 0.3%
Pentair PLC	4,373	186,027
Wabtec Corp.	94	6,913

		192,940

Media — 1.6%
Comcast Corp., Class A	25,471	984,964

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	6,132	360,623

Multiline Retail — 1.0%
Dollar General Corp.	4,979	589,812

Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	11,601	504,643
BP PLC	185,870	1,317,689
Devon Energy Corp.	5,763	170,066
Enterprise Products Partners LP	36,352	1,005,133
Hess Corp.	3,496	202,244
Marathon Oil Corp.	11,914	197,772
Marathon Petroleum Corp.	11,106	688,683
ONEOK, Inc.	7,038	452,262
Suncor Energy, Inc.	37,240	1,283,290
TOTAL SA - ADR	4,282	243,689
Williams Cos., Inc.	33,939	905,832

		6,971,303

Personal Products — 0.6%
Unilever NV - NY Shares	6,759	364,851

Pharmaceuticals — 8.6%
AstraZeneca PLC	14,688	1,196,972
Bayer AG, Registered Shares	5,859	468,081
Merck & Co., Inc.	4,794	389,704
Novartis AG - ADR	7,836	714,878

Security	Shares	Value

Pharmaceuticals (continued)
Novo Nordisk A/S - ADR	8,371	$409,760
Pfizer, Inc.	48,316	2,094,499

		5,273,894

Road & Rail — 0.5%
Union Pacific Corp.	1,740	291,798

Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd.	16,600	331,170
QUALCOMM, Inc.	12,335	658,566
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,965	350,083

		1,339,819

Software — 5.6%
Constellation Software, Inc.	372	317,662
Microsoft Corp.	12,654	1,417,628
Oracle Corp.	32,204	1,678,794

		3,414,084

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	4,086	429,398

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	2,326	402,747
Samsung Electronics Co. Ltd., - GDR	996	993,170

		1,395,917

Tobacco — 1.4%
Altria Group, Inc.	16,100	843,801

Total Long-Term Investments — 93.5% (Cost — $46,816,531)		57,132,518

Short-Term Securities — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(b)(c)	3,865,315	3,865,315

Total Short-Term Securities — 6.3% (Cost — $3,865,315)		3,865,315

Total Investments — 99.8% (Cost — $50,681,846)		60,997,833

Other Assets Less Liabilities — 0.2%		147,248

Net Assets — 100.0%		$61,145,081

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock Equity Dividend Fund

(c)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,268,362	596,953	3,865,315	$3,865,315	$56,077	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, Fund’s the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$669,424	$359,268	$—	$1,028,692
Banks	8,240,812	—	—	8,240,812
Beverages	984,515	455,319	—	1,439,834
Building Products	734,799	—	—	734,799
Capital Markets	2,311,655	—	—	2,311,655
Chemicals	524,582	—	—	524,582
Communications Equipment	568,186	—	—	568,186
Construction Materials	—	390,799	—	390,799
Containers & Packaging	144,104	—	—	144,104
Diversified Financial Services	396,224	—	—	396,224
Diversified Telecommunication Services	2,674,361	—	—	2,674,361
Electric Utilities	1,320,710	—	—	1,320,710
Energy Equipment & Services	143,349	—	—	143,349
Food Products	778,926	609,388	—	1,388,314
Health Care Equipment & Supplies	1,232,701	1,296,430	—	2,529,131
Health Care Providers & Services	3,331,626	—	—	3,331,626
Household Durables	296,116	—	—	296,116
Household Products	462,002	—	—	462,002
IT Services	697,449	—	—	697,449
Industrial Conglomerates	751,911	427,032	—	1,178,943
Insurance	4,692,055	—	—	4,692,055
Leisure Products	185,571	—	—	185,571
Machinery	192,940	—	—	192,940
Media	984,964	—	—	984,964
Multi-Utilities	360,623	—	—	360,623
Multiline Retail	589,812	—	—	589,812
Oil, Gas & Consumable Fuels	5,653,614	1,317,689	—	6,971,303
Personal Products	364,851	—	—	364,851
Pharmaceuticals	3,608,841	1,665,053	—	5,273,894
Road & Rail	291,798	—	—	291,798
Semiconductors & Semiconductor Equipment	1,339,819	—	—	1,339,819
Software	3,414,084	—	—	3,414,084
Specialty Retail	429,398	—	—	429,398
Technology Hardware, Storage & Peripherals	874,565	521,352	—	1,395,917
Tobacco	843,801	—	—	843,801
Short-Term Securities	3,865,315	—	—	3,865,315

	$53,955,503	$7,042,330	$—	$60,997,833

During the period ended February 28, 2019, there were no transfers between levels.

4

Schedule of Investments (unaudited) February 28, 2019	FDP BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.5%

Brazil — 1.8%
Ambev SA	253,813	$1,164,277

Canada — 6.7%
First Quantum Minerals Ltd.	97,071	1,113,113
Suncor Energy, Inc.	90,421	3,116,757

		4,229,870

China — 11.1%
Baidu, Inc. - ADR(a)	14,664	2,383,486
China Molybdenum Co. Ltd., Class H	3,249,000	1,556,467
Ping An Insurance Group Co. of China Ltd., Class H	294,500	3,113,261

		7,053,214

France — 13.2%
Arkema SA	18,891	1,903,747
AXA SA	99,664	2,523,616
Engie SA	197,788	2,979,830
SES SA	47,415	952,453

		8,359,646

Germany — 2.9%
Knorr-Bremse AG(a)	18,305	1,839,328

Italy — 3.0%
Intesa Sanpaolo SpA	765,391	1,883,184

Japan — 13.0%
Mitsui Fudosan Co. Ltd.	78,600	1,865,245
Omron Corp.	56,600	2,449,136
Sony Corp.	81,700	3,922,864

		8,237,245

Mexico — 4.4%
Fomento Economico Mexicano SAB de CV	307,617	2,790,209

Netherlands — 7.2%
ASML Holding NV	9,230	1,688,504
Koninklijke DSM NV	27,059	2,910,580

		4,599,084

Security	Shares	Value

Portugal — 1.5%
Banco Comercial Portugues SA, Class R(a)	3,388,543	$927,891

Russia — 2.2%
Sberbank of Russia PJSC - ADR	110,428	1,407,871

Singapore — 2.7%
Sea Ltd., ADR(a)	78,765	1,693,448

Spain — 5.8%
Banco Bilbao Vizcaya Argentaria SA	385,533	2,391,398
Industria de Diseno Textil SA	43,726	1,319,919

		3,711,317

Switzerland — 10.0%
Cie Financiere Richemont SA, Registered Shares	19,350	1,478,367
Nestle SA, Registered Shares	21,376	1,933,542
Roche Holding AG	10,463	2,903,736

		6,315,645

United Kingdom — 6.3%
Associated British Foods PLC	65,117	1,939,638
Burberry Group PLC	80,805	2,025,907

		3,965,545

United States — 6.7%
BioMarin Pharmaceutical, Inc.(a)	15,126	1,410,651
Equinix, Inc.	6,766	2,865,401

		4,276,052

Total Long-Term Investments — 98.5% (Cost — $63,324,157)		62,453,826

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(b)(c)	904,480	904,480

Total Short-Term Securities — 1.4% (Cost — $904,480)		904,480

Total Investments — 99.9% (Cost — $64,228,637)		63,358,306

Other Assets Less Liabilities — 0.1%		72,316

Net Assets — 100.0%		$63,430,622

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock International Fund

(c)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 5/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,966,946	(2,062,466)	904,480	$904,480	$24,407	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 —Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. .For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

2

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock International Fund

Fair Value Hierarchy as of Period End(continued):

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$1,164,277	$—	$—	$1,164,277
Canada	4,229,870	—	—	4,229,870
China	2,383,486	4,669,728	—	7,053,214
France	—	8,359,646	—	8,359,646
Germany	1,839,328	—	—	1,839,328
Italy	—	1,883,184	—	1,883,184
Japan	—	8,237,245	—	8,237,245
Mexico	2,790,209	—	—	2,790,209
Netherlands	—	4,599,084	—	4,599,084
Portugal	—	927,891	—	927,891
Russia	—	1,407,871	—	1,407,871
Singapore	1,693,448	—	—	1,693,448
Spain	—	3,711,317	—	3,711,317
Switzerland	—	6,315,645	—	6,315,645
United Kingdom	—	3,965,545	—	3,965,545
United States	4,276,052	—	—	4,276,052
Short-Term Securities	904,480	—	—	904,480

	$19,281,150	$44,077,156	$—	$63,358,306

During the period ended February 28, 2019, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of FDP Series, Inc.

Date: April 22, 2019